Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 6	☒

(Check appropriate box or boxes.)

Advisers Investment Trust

(Exact Name of Registrant as Specified in Charter)

4041 N. High Street, Suite 402

Columbus, OH 43214

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 255-5550

Dina A. Tantra

4041 N. High Street, Suite 402

Columbus, OH 43214

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lion Global Investors AsiaPac Dividend Fund

Lion Global Investors Asian Credit High Yield Fund

Lion Global Investors Asian Local Currency Bond Fund

PROSPECTUS DATED [    ], 2013

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Lion Global Investors AsiaPac Dividend Fund

Lion Global Investors Asian Credit High Yield Fund

Lion Global Investors Asian Local Currency Bond Fund

Series of the Advisers Investment Trust

FUND SUMMARY

Lion Global Investors AsiaPac Dividend Fund

(the “AsiaPac Dividend Fund” or the “Fund”)

Investment Objective: The AsiaPac Dividend Fund seeks total investment return consisting of a combination of income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class C	Class I
Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of amount redeemed)[1]	None	1.00%	None
Redemption fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses[2]	0.75%	0.75%	0.75%

Total annual fund operating expenses[3]	1.80%	2.55%	1.55%

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
[3]

Lion Global Investors Limited (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A, Class C and Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.80%, 2.55% and 1.55%, respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to [                    , 2013], at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A – Sold or Held	$747	$1,109
Class C – Sold	$358	$793
– Held	$258	$793
Class I – Sold or Held	$158	$490

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.

Principal Investment Strategies: The Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility and offer attractive and sustainable dividend yields. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in equity securities of such companies, including common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, exchange traded funds (“ETFs”) and sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). Companies in the Asia Pacific region are companies that are listed and traded principally on Asia Pacific exchanges, including those in: Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand. The Fund will invest in companies of any size. Shareholders will be given 60 days’ advance notice of any change to this policy. The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, have low dividend and price volatility, provide attractive and sustainable dividend yield and are well-managed businesses with consistent operating histories and financial performance that have favorable long term economic prospects. While the Fund is not limited by market capitalization, the security selection process tends to result in an overweighting in larger capitalization stocks.

Principal Investment Risks: All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap Company Risk. Securities of small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.

Asia Pacific Regional and Country Risks. Investments in the Asia Pacific region are subject to special risks. Some Asia Pacific countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia Pacific region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Performance: Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 855-223-0437 or 312-557-7902.

Portfolio Management

Investment Adviser

Lion Global Investors Limited

Portfolio Manager

Fang-Suan LIM, CFA

Lead Portfolio Manager

6 years with Lion Global Investors

Aik-Chye TAN, CFA

Portfolio Manager

10 years with Lion Global Investors

Jan DE BRUIJN

Head of Asian Equities Team

2 years with Lion Global Investors

Buying and Selling Fund Shares

Minimum Initial Investment

Class A	Class C	Class I
$2,500	$2,500	$250,000

Minimum Additional Investment

Class A	Class C	Class I
$100	$100	None

To Buy or Sell Shares:

Lion Global Investors AsiaPac Dividend Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 855-233-0437 or 312-557-7902

You can buy or sell shares of the Fund on any business day which the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Lion Global Investors Asian Credit High Yield Fund

(the “Asian Credit High Yield Fund” or the “Fund”)

Investment Objective: The Asian Credit High Yield Fund seeks total investment return consisting of a combination of income and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class C	Class I
Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage of amount redeemed)[1]	None	1.00%	None
Redemption fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses[2]	0.75%	0.75%	0.75%

Total annual fund operating expenses[3]	1.50%	2.25%	1.25%

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
[3]

Lion Global Investors Limited (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A, Class C and Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50%, 2.25% and 1.25%, respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to [                    , 2013], at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A – Sold or Held	$571	$879
Class C – Sold	$328	$703
– Held	$228	$703
Class I – Sold or Held	$127	$397

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.

Principal Investment Strategies: The Fund seeks to achieve its objective by investing primarily in US dollar denominated debt securities of sovereign and corporate issuers in the Asian markets. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in non-investment grade debt or debt-related securities (commonly referred to as “high yield” or “junk bonds”) of Asian sovereign issuers, as well as high yield securities of non-governmental entities underwritten in, and sold primarily to investors in, the Asian markets. The Asian markets include, but are not limited to China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. The Fund will not be required to meet a minimum rating standard. Shareholders will be given 60 days’ advance notice of any change to this policy. Debt securities in which the Fund may invest include corporate bonds, debentures and notes, floating rate bonds, convertible debt securities and credit-linked notes. The Fund invests primarily in securities denominated in US dollars, but may have an allocation to securities in Asian or other currencies.

The Fund is non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

Principal Investment Risks: All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

High Yield Risk. Portfolios that invest in high yield securities or lower rated, may be subject to greater levels of credit and liquidity risk than portfolios that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk. If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers; it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Performance: Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 855-223-0437 or 312-557-7902.

Portfolio Management

Investment Adviser

Lion Global Investors Limited

Portfolio Managers

Veronica NG

Lead Portfolio Manager

14 years with Lion Global Investors

Ching-Ching CHUA

Credit Analyst

6 years with Lion Global Investors

Chiong-Tuck PHOON, CFA

Head of Fixed Income Team

1 year with Lion Global Investors

Buying and Selling Fund Shares

Minimum Initial Investment

Class A	Class C	Class I
$2,500	$2,500	$250,000

Minimum Additional Investment

Class A	Class C	Class I
$100	$100	None

To Buy or Sell Shares:

Lion Global Investors Asian Credit High Yield Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 855-233-0437 or 312-557-7902

You can buy or sell shares of the Fund on any business day which the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND SUMMARY

Lion Global Investors Asian Local Currency Bond Fund

(the “Asian Local Currency Bond Fund” or the “Fund”)

Investment Objective: The Asian Local Currency Bond Fund seeks total return consisting of a combination of income, currency appreciation and capital appreciation.

Fees and Expenses: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class A	Class C	Class I
Shareholder Fees (Fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None
Maximum deferred sales charge (load) (as a percentage of amount redeemed)[1]	None	1.00%	None
Redemption fee (as a percentage of amount redeemed)	None	None	None
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%	0.50%	0.50%
Distribution (Rule 12b-1) fees	0.25%	1.00%	None
Other expenses[2]	0.75%	0.75%	0.75%

Total annual fund operating expenses[3]	1.50%	2.25%	1.25%

[1]	On shares redeemed within one year of purchase.
[2]	Other expenses are based on estimated amounts for the Fund’s first fiscal year.
[3]

Lion Global Investors Limited (the “Adviser”) has contractually agreed to waive fees and/or reimburse expenses of the Fund (including, but not limited to, organizational and offering costs) to the extent necessary to limit the Total Annual Fund Operating Expenses of Class A, Class C and Class I Shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to 1.50%, 2.25% and 1.25%, respectively, of average daily net assets. The agreement to waive fees and/or reimburse expenses cannot be terminated prior to [                    , 2013], at which time the Adviser will determine whether to renew or revise the agreement. To the extent the Adviser waives its fee or reimburses expenses to satisfy the contractual limitation, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed if the Fund is able to make the repayment without exceeding the current limitation on Total Annual Fund Operating Expenses or the limitation in place at the time of the initial waiver and/or reimbursement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time period indicated and then sold or held all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A – Sold or Held	$571	$879
Class C – Sold	$328	$703
– Held	$228	$703
Class I – Sold or Held	$127	$397

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s investment return.

Principal Investment Strategies: The Fund seeks to achieve its objective by investing primarily in local Asian currency denominated debt or debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based, or carrying out much of their business, in Asian countries. Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus borrowings for investment purposes) in Asian currency denominated fixed income securities, including corporate bonds, debentures and notes; floating rate bonds, convertible debt securities; credit-linked notes and other debt securities issued by governments, supranational institutions or government related bodies, companies and other large organizations based in or carrying out much of their business in the Asian markets including, but not limited to China, Hong Kong, India, Indonesia, Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand. Shareholders will be given 60 days’ advance notice of any change to this policy. These securities may be non-investment grade (commonly referred to as “high yield” or “junk bonds”) and will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. The Fund may also invest in currency deposits and short-term money market instruments.

The Fund is non-diversified, which means it may invest in a smaller number of companies than a diversified fund.

Principal Investment Risks: All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated.

Market Risk. Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions and general market conditions.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.

Interest Rate Risk. Changes in interest rates will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tend to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Asia Regional and Country Risks. Investments in the Asia region are subject to special risks. Some Asian countries can be characterized as emerging markets and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asia region may lead to a lack of liquidity and share prices of companies in the region tend to be volatile. The Fund may be more volatile than a fund which is broadly diversified geographically.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the portfolio’s investments are generally denominated in foreign currencies, the portfolio can experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Securities issued by certain governmental entities may be lower rated securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and lead to liquidity risk.

Restricted and Illiquid Securities Risk. The Fund may invest up to 15% of its assets in restricted and illiquid securities. The Fund may not be able to sell an illiquid security at a favorable time or price, thereby decreasing the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which may negatively impact the price the Fund would receive upon disposition.

Non-Diversified Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. Investments in the Fund are focused on Asia, and may be concentrated in certain countries, industries, sectors or markets. To the extent a portfolio invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified fund.

Performance: Because the Fund has not commenced operations and does not have returns for a calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 855-223-0437 or 312-557-7902.

Portfolio Management

Investment Adviser

Lion Global Investors Limited

Portfolio Managers

San-San GOH, CFA

Lead Portfolio Manager

8 years with Lion Global Investors

Serene LM

Credit Analyst

7 years with Lion Global Investors

Chiong-Tuck PHOON, CFA

Head of Fixed Income Team

1 year with Lion Global Investors

Buying and Selling Fund Shares

Minimum Initial Investment

Class A	Class C	Class I
$2,500	$2,500	$250,000

Minimum Additional Investment

Class A	Class C	Class I
$100	$100	None

To Buy or Sell Shares:

Lion Global Investors Asian Local Currency Bond Fund

c/o The Northern Trust Company

P.O. Box 4766

Chicago, IL 60680-4766

Telephone: 855-233-0437 or 312-557-7902

You can buy or sell shares of the Fund on any business day which the Fund is open through your broker or financial intermediary, or by mail or telephone. You can pay for shares by wire.

Dividends, Capital Gains and Taxes

The Fund intends to make distributions that are generally taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

FUND DETAILS

Principal Investment Objectives and Strategies

Investment Objective

The Funds seek total return, consisting of a combination of income and capital appreciation.

Policies and Strategies

The Lion Global Investors AsiaPac Dividend Fund invests in equity securities of companies in the Asia Pacific region (excluding Japan) that have low dividend and price volatility, and provide attractive and sustainable dividend yield. While not a principal strategy, the Fund may invest in derivative instruments for hedging and efficient portfolio management purposes.

The Adviser’s equity strategy follows a disciplined investment process based on the careful selection of stocks through rigorous fundamental analysis and an intelligent assessment of the impact of change in the economies and markets in the Asia-Pacific region. In this context, stock selection is critical and the resulting portfolio may not adhere to any one particular style.

Research is a critical component of the Adviser’s investment approach. It focuses on identifying companies that meet various criteria including, but not limited to, sustainable competitive advantage; balance sheet strength, strong management and a culture of corporate governance. The investable universe of securities derived from the Adviser’s research process is further refined using proprietary dividend and volatility screens for the Fund. The portfolio is constructed with strict portfolio disciplines to ensure adherence to the Fund’s investment objectives.

In making decisions to sell securities, the Adviser considers, among other things, whether a security’s price target has been met, the continuing ability to sustain or grow the dividend and whether there has been an overvaluation of the issuer by the market.

The Lion Global Investors Asian Credit High Yield Fund invests primarily in debt and debt-related securities of sovereign and corporate issuers in the Asian markets. The type of debt securities in which the Fund will primarily invest will be non-investment grade and will not be required to meet a minimum rating standard. While not a principal strategy, the Fund may invest in derivative instruments as a substitute for securities in which the Fund can invest; to hedge against investment risk and fluctuations in currency exchange rates; and for the efficient management of cash flows.

The Adviser’s fixed income investment process employs a team-based process that combines a top-down approach to macro decisions and a bottom-up approach to security selection. The overall framework for performing credit risk analysis is built on three core pillars—research into the issuer’s business, financial and credit position. The portfolio is constructed with strict portfolio construction disciplines to ensure adherence to the Fund’s investment objectives. The risk management discipline encompasses on-going monitoring of credit quality to detect early signs of credit deterioration and avoid defaults, thereby adding value to the Fund.

The Lion Global Investors Asian Local Currency Bond Fund invests in local Asian currency denominated debt and debt-related securities issued by governments, supranational institutions or government related bodies, companies and other large organizations in the Asian markets. These securities may be non-investment grade and will be denominated primarily in local Asian currencies, but may be denominated in U.S. dollars or other major currencies. While not a principal strategy, the Fund may invest in derivative instruments as a substitute for securities in which the Fund can invest; to hedge against investment risk and fluctuations in currency exchange rates; and for the efficient management of cash flows.

The Adviser’s fixed income investment process employs a team-based process that combines a top-down approach to macro decisions and a bottom-up approach to security selection. The top-down approach is focused on country selection, duration, positioning on the yield curve and currency exposure. Research is core to the investment process, which involves developing a thorough understanding of the fundamental, technical and valuation factors driving the markets. The portfolio is constructed with strict portfolio construction disciplines to ensure adherence to the Fund’s investment objectives.

Short-Term Investments. Each Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Adviser’s discretion require investments inconsistent with the Fund’s principal investment strategies. Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper. As a result of taking such temporary defensive positions, the Funds may not achieve their investment objectives.

Investment Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. Generally, the Fund will be subject to the following risks:

Currency Risk. A significant portion of the Funds’ assets may be denominated in foreign (non- U.S.) currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. The Funds are not required to hedge its foreign currency risk, although they may do so through foreign currency exchange contracts and other methods. Therefore, to the extent the Funds do not hedge their foreign currency risk, or the hedges are ineffective, the value of the Funds’ assets and income could be adversely affected by currency exchange rate movements.

Asia Pacific Regional & Country Risks. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Emerging market securities typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which a Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause a Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities.

ETF Risk. ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

Derivatives Risk. While not a principal investment strategy, the Funds may invest in derivative instruments for risk management purposes or otherwise as part of each Fund’s investment strategies. Generally, derivatives are financial contracts the value of which depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.

Derivative transactions, including options on securities and securities indices and other transactions in which the Fund may engage (such as futures contracts and options thereon, swaps and short sales), may subject the Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between the Fund’s securities holdings and indices upon which derivative transactions are based. Derivatives can be illiquid, may disproportionately increase losses and may have a potentially large negative impact on the Fund’s performance.

The Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs, which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Medium and Small-Cap Company Risk. The AsiaPac Dividend Fund may invest in the securities of mid-cap and small-cap companies, which generally involve greater risk than investing in larger, more established companies. Securities of medium-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations.

Preferred Stock Risk. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of holders of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt securities.

Convertible Securities Risk. Convertible securities are securities that may be converted either at a stated price or at a stated rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks.

The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by a Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants Risk. Warrants are considered as financial derivative instruments. When the Company invests in warrants, the values of these warrants are likely to fluctuate more than the prices of the underlying securities because of the greater volatility of warrant prices.

Interest Rate Risk. The income generated by debt securities owned by a Fund will be affected by changing interest rates. In addition, as interest rates rise the values of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value and quality of an issuer’s securities held by a Fund may decline in response to adverse developments with respect to the issuer. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. In addition, a Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Restricted Securities and Liquidity Risk. Liquidity risk exists when particular investments are restricted or are difficult to purchase or sell. Each Fund’s investments in restricted or illiquid securities may reduce the return of the Fund because it may be unable to sell these securities at an advantageous time or price. Investments in foreign securities, derivatives (e.g., options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk. As a result of their investments in high yield securities (securities rated “BB” or below by S&P or “Ba” or below by Moody’s) and unrated securities of similar credit quality (commonly known as “junk bonds”), the Asian Credit High Yield Fund and the Asian Local Currency Bond Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. Analysis of the creditworthiness of high yield-high risk issuers is more complex than for higher-rated securities, making it more difficult for the Adviser to accurately predict risk. There is a greater risk with high yield-high risk fixed income securities that an issuer will not be able to make principal and interest payments when due. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

Non-Diversification Risk. The Asian Credit High Yield Fund and the Asian Local Currency Bond Fund are classified as a “non-diversified” investment companies under the 1940 Act. This means that the Funds are not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Funds may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk to any single corporate, economic, political or regulatory event that impacts one or more of those issuers. Notwithstanding the forgoing, the Funds intend to comply with the diversification requirements imposed by the Internal Revenue Code for qualification as a regulated investment company.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Portfolio Holdings Disclosure

A description of the Funds policies and procedures with respect to the disclosure of the portfolio holdings is available in the Statement of Additional Information (“SAI”).

MANAGEMENT OF THE FUNDS

Investment Adviser

Lion Global Investors Limited (the “Adviser”) was established in 1986 and is headquartered in Singapore. The Adviser is a member of the Oversea-Chinese Banking Corporation Limited (OCBC). OCBC is one of the largest financial services group in South East Asia by total assets and is a publicly traded company on the Singapore Stock Exchange.

The Adviser is licensed and regulated by the Monetary Authority of Singapore in Singapore and is registered as an investment adviser with the Securities and Exchange Commission in the United States under the Investment Advisers Act of 1940, as amended. The Adviser specializes in managing Asian equities, fixed income and balanced portfolios. As of December 31, 2012, the Adviser managed approximately $25.5 billion in assets.

Under the Funds’ investment advisory agreement, the Adviser receives an annual advisory fee as follows:

Fund	Contractual Rate (as % of average daily net assets)
AsiaPac Dividend Fund	0.80%
Asian Credit High Yield Fund	0.50%
Asian Local Currency Bond Fund	0.50%

Disclosure regarding the basis for the Board of Trustees’ approval of the investment advisory agreement between the Adviser and the Funds will be available in the Funds first report to shareholders after the contract approval.

Portfolio Management

The Funds are managed using a team-based approach, with the following team members being primarily responsible for the day-to-day management of the Funds:

Fang-Suan LIM, CFA, is a senior portfolio manager in the Asian Equities Team at the Adviser. Fang-Suan has 22 years of investment experience covering Asian equities. Prior to joining the Adviser in March 2007, Fang-Suan was a director at AGF Asset Management Asia (2005 – 2007) with responsibilities in investment management.

Aik-Chye TAN, CFA, is a portfolio manager in the Asian Equities Team at the Adviser. Aik-Chye has 15 years of investment experience covering Asian equities. Prior to joining the Adviser in 2004, Aik-Chye spent 6 years at AIB Govett (Asia), where he covered various Asian equity markets and managed portfolios.

Jan DE BRUIJN is the Head of Asian Equities at the Adviser and is responsible for managing the Asian Equities team, ensuring the implementation of the Adviser’s investment strategy and process. Jan has 21 years of investment experience covering Asian equities. Prior to joining the Adviser in 2011, Jan was the Head of Asia at Gartmore Investments. Prior to that, he was the Senior Investment Director at Threadneedle (2006-2010).

Veronica NG is a senior portfolio manager in the Fixed Income Team at the Adviser. Veronica has 25 years of investment experience covering Asian fixed income. Prior to joining the Adviser in 1999, Veronica worked in various banking related roles in bond portfolio management, having managed a wide range of mandates including interest rates, credit and currencies specific to both Asian and the broader developed markets.

Ching-Ching CHUA is a senior credit analyst in the Fixed Income Team at the Adviser. Ching-Ching has 6 years of financial industry experience. Prior to joining the Adviser in 2007, Ching Ching was an Assistant Accountant with Drew & Napier LLC, where she oversaw the full set of accounts for the corporation and its group of companies.

San-San GOH, CFA, is a senior portfolio manager in the Fixed Income Team at the Adviser. San-San has 16 years of investment experience covering Asian fixed income. Prior to the Adviser in 2005, San-San was a fixed income analyst with UOB Asset Management (1997 – 2005) covering Asian and Emerging Markets.

Serene LIM is a credit analyst at the Adviser. Serene has 5 years of financial industry experience. Prior to joining the Adviser in 2007, she was with HSBC Investments (Singapore) Limited in a product/distribution role.

Chiong-Tuck PHOON, CFA, is Head of Fixed Income at the Adviser. Chiong-Tuck has 26 years of investment experience in fixed income. Prior to joining the Adviser in 2012, Chiong-Tuck was Head of Investments at Providend (2010-2012). He lectured with the Singapore Management University for one year in 2009 and was the Chief Investment Officer at Deutsche Asset Management (2002-2008).

The SAI provides additional information about each portfolio manager’s compensation structure, other managed accounts and ownership of securities in the Funds.

Historical Investment Return of the Adviser’s Asia Pacific ex-Japan High Dividend Yield Composite Strategy

The Adviser manages various portfolios using the Asia Pacific ex-Japan High Dividend Yield Composite Strategy, which employs investment objectives, policies and strategies substantially similar to those of the AsiaPac Dividend Fund. The Asia Pacific ex-Japan High Dividend Yield Composite investment return shown below includes all portfolios managed by the Adviser using this strategy. The information for the composite is provided to show the past investment return of the Adviser in managing the strategy, as measured against the MSCI AC Asia Pacific ex Japan Net Index. The investment return of the composite does not represent the historical investment return of the AsiaPac Dividend Fund and should not be considered a substitute for, or indicative of, the future investment return of the Fund. Future results may differ from past results because of, among other things, differences in brokerage commissions; account expenses, including management fees; the size of positions taken in relation to account size and diversification of securities; timing of purchases and sales; and availability of cash for new investments. In addition, the other portfolios are not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, or fees and charges assessed by mutual funds, which, if applicable, may have adversely affected the investment return results of the portfolios during the periods shown. The investment return of the AsiaPac Dividend Fund for future periods will vary.

The Adviser provided the information shown below and calculated the investment return information. The rate of return for the accounts includes realized and unrealized gains plus income, including accrued income. Returns from cash and cash equivalents in the accounts are included in the investment return calculations, and the cash and cash equivalents are included in the total assets on which the investment return is calculated. The accounts are valued at least monthly. Results include the reinvestment of dividends and capital gains.

Asia Pacific ex-Japan High Dividend Yield Composite Performance Returns (US Dollars)

For the Periods Ended December 31

Period	Composite Return (Gross)	Benchmark Return
Jan—Dec 2012	26.6%	18.5%
Jan—Dec 2011	0.4%	(11.9)%
Aug—Dec 2010	15.8%	12.7%

Lion Global Investors Limited claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this information in compliance with the GIPS standards. Lion Global Investors Limited has not been independently verified. This composite was created in July 2010. The composite comprises portfolios that invest primarily in quoted equities in the Asia Pacific ex Japan region and in companies which have sustainable, stable and high dividends but lower volatility than the market. As a result, the portfolios are concentrated in large capitalization stocks with higher allocations to sectors and countries which contain higher dividend yielding stocks. As the portfolios aim is to achieve a lower volatility than the market, the benchmark, MSCI AC Asia Pacific ex

Japan Net Index, is adjusted by the ex ante beta of the portfolios holdings. The ex ante beta is calculated monthly. The benchmark returns are total return net of withholding tax based on the index vendor’s own sources and methodology. For the composite, all withholding taxes are treated as non-reclaimable and are recognized for the computation of performance as and when they are received. Management fees are negotiable and range from 0.5% to 1.0% per annum depending on the size of the assets under management. The source of exchange rates for the composite and benchmark is WM/Reuters London 4 pm. The minimum portfolio asset size for inclusion into the composite is SGD 5 million. The strategy started from 1 August 2010. Lion Global Investors Limited’s policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request. A list of all composite descriptions is also available upon request. Past performance is no guarantee of future results. Actual performance results may differ from composite returns, depending on the size of the account, investment guidelines and/or restrictions, inception dates and other factors.

Historical Investment Return of the Adviser’s Asia Credit High Yield Composite Strategy

The Adviser manages various portfolios using the Asia Credit High Yield Composite Strategy, which employs investment objectives, policies and strategies substantially similar to those of the Asian Credit High Yield Fund. The Asia Credit High Yield Composite investment return shown below includes all portfolios managed by the Adviser using this strategy. The information for the composite is provided to show the past investment return of the Adviser in managing the strategy, as measured against the JPMorgan Non-Investment Grade Corporates Total Return Index. The investment return of the composite does not represent the historical investment return of the Asian Credit High Yield Fund and should not be considered a substitute for, or indicative of, the future investment return of the Fund. Future results may differ from past results because of, among other things, differences in brokerage commissions; account expenses, including management fees; the size of positions taken in relation to account size and diversification of securities; timing of purchases and sales; and availability of cash for new investments. In addition, the other portfolios are not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, or fees and charges assessed by mutual funds, which, if applicable, may have adversely affected the investment return results of the portfolios during the periods shown. The investment return of the Asian Credit High Yield Fund for future periods will vary.

The Adviser provided the information shown below and calculated the investment return information. The rate of return for the accounts includes realized and unrealized gains plus income, including accrued income. Returns from cash and cash equivalents in the accounts are included in the investment return calculations, and the cash and cash equivalents are included in the total assets on which the investment return is calculated. The accounts are valued at least monthly. Results include the reinvestment of dividends and capital gains.

Asia Credit High Yield Composite Performance Returns (US Dollars)

For the Periods Ended December 31

Period	Composite Return (Gross)	Benchmark Return
Jan—Dec 2012	28.5%	25.5%
Jul—Dec 2011	(5.5)%	(7.1)%

Lion Global Investors Limited claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. Lion Global Investors Limited has not been independently verified. This composite was created in July 2011. The composite comprises actively managed portfolios of fixed and floating rate bonds, convertible bonds, real estate investment trusts and other debt or debt-related securities issued by corporates, governments, quasi-government, government agencies, supranationals and other eligible issuers predominantly in the Asian region. There is no target industry or sector. The investment objective is to provide total return of capital growth and income over the medium to long term. The name of the composite was change to Asia Credit High Yield from Asia ex Japan High Yield Corporates from 1 May 2012 to reflect more appropriate the region where the composite has exposure. For the composite, all withholding taxes are treated as non-reclaimable and are recognized for the computation of performance as and when they are received. The benchmark is JPMorgan Non-Investment Grade Corporates Total Return Index. Management fees are negotiable and range from 0.5% to 1.0% per annum depending on the size of the assets under management. The source of exchange rates for the composite is WM/Reuters London 4 pm. The minimum portfolio asset size for inclusion into the composite is SGD 5 million. The strategy started from 1 July 2011. Lion Global Investors Limited’s policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request. A list of all composite descriptions is also available upon request. Past performance is no guarantee of future results. Actual performance results may differ from composite returns, depending on the size of the account, investment guidelines and/or restrictions, inception dates and other factors.

Historical Investment Return of the Adviser’s Asia Local Currency Bonds Composite Strategy

The Adviser manages various portfolios using the Asia Local Currency Bonds Composite Strategy, which employs investment objectives, policies and strategies substantially similar to those of the Asian Local Currency Bond Fund. The Asia Local Currency Bonds Composite investment return shown below includes all portfolios managed by the Adviser using this strategy. The information for the composite is provided to show the past investment return of the Adviser in managing the strategy, as measured against the HSBC Asian Local Currency Government Bonds Index (excluding offshore China Bonds). The investment return of the composite does not represent the historical investment return of the Asian Local Currency Bond Fund and should not be considered a substitute for, or indicative of, the future investment return of the Fund. Future results may differ from past results because of, among other things, differences in brokerage commissions; account expenses, including management fees; the size of positions taken in relation to account size and diversification of securities; timing of purchases and sales; and availability of cash for new investments. In addition, the other portfolios are not subject to certain investment limitations or other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code, or fees and charges assessed by mutual funds, which, if applicable, may have adversely affected the investment return results of the portfolios during the periods shown. The investment return of the Asian Local Currency Bond Fund for future periods will vary.

The Adviser provided the information shown below and calculated the investment return information. The rate of return for the accounts includes realized and unrealized gains plus income, including accrued income. Returns from cash and cash equivalents in the accounts are included in the investment return calculations, and the cash and cash equivalents are included in the total assets on which the investment return is calculated. The accounts are valued at least monthly. Results include the reinvestment of dividends and capital gains.

Asia Local Currency Bonds Composite Performance Returns (US Dollars)

For the Periods Ended December 31

Period	Composite Return (Gross)	Benchmark Return
Jan—Dec 2012	8.7%	8.7%
Aug—Dec 2011	(3.0)%	(2.0)%

Lion Global Investors Limited claims compliance with the Global Investment Performance Standards (GIPS®) and has prepared and presented this report in compliance with the GIPS standards. Lion Global Investors Limited has not been independently verified. This composite was created in August 2011. The composite comprises actively managed portfolios of fixed and floating rate bonds issued by governments, quasigovernment, government, agencies, supranationals, corporates and other eligible issuers predominantly in the Asian region. The investment may be in non-investment grade or unrated and will be denominated in USD or other major currencies. The investment objective is to provide total return of capital growth and income over the medium to long term. The name of the composite was change to Asia Local Currency from Asia ex Japan Local Currency from 1 May 2012 to reflect more appropriate the region where the composite has exposure. The benchmark is a customised HSBC Asian Local Currency Government Bonds Index (excluding offshore China Bonds). Management fees are negotiable and range from 0.5% to 1.0% per annum depending on the size of the assets under management. The source of exchange rates for the composite is WM/Reuters London 4 pm. The minimum portfolio asset size for inclusion into the composite is SGD 5 million. The strategy started from 1 August 2011. Lion Global Investors Limited’s policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request. A list of all composite descriptions is also available upon request. Past performance is no guarantee of future results. Actual performance results may differ from composite returns, depending on the size of the account, investment guidelines and/or restrictions, inception dates and other factors.

Administrator, Distributor, Transfer Agent and Custodian

The Northern Trust Company (“Transfer Agent”), 50 South LaSalle Street, Chicago, Illinois 60603, serves as financial administrator, transfer agent and custodian for the Funds. Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214 provides compliance services, financial controls services and business management and governance services for the Funds. BHIL Distributors, Inc., 4041 N. High Street, Suite 402, Columbus, OH 43214, distributes shares of the Funds. BHIL Distributors, Inc. is an affiliate of Beacon Hill Fund Services, Inc.

SHARE CLASSES

What are the classes and how do they differ?

The Funds offer three classes of shares. Each class has different sales and distribution charges. (See “Fees and Expenses” in each Fund’s “Fund Summary,” previously in this prospectus.) For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders. The Funds have adopted shareholder servicing plans in addition to the distribution and service plans allowed under Rule 12b-1.

What arrangement is best for you?

The different classes of shares permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class of shares, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class of shares may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Your financial representative should recommend only those arrangements that are suitable for you based on known information. In certain instances, you may be entitled to a reduction or waiver of sales charges. For instance, you may be entitled to a sales charge discount on Class A Shares if you purchase more than certain breakpoint amounts. You should inform or inquire of your financial representative whether or not you may be entitled to a sales charge discount attributable to your total holdings in a Fund or affiliated Funds. To determine eligibility for a sales charge discount, you may aggregate your accounts (including joint accounts, retirement accounts such as IRAs, non-IRAs, etc.) and those of your spouse and minor children. The financial representative may request you to provide an account statement or other holdings information to determine your eligibility for a breakpoint and to make certain all involved parties have the necessary data. Additional information about the classes of shares offered, sales charges, breakpoints and discounts follows in this section and also may be found in the SAI in the section entitled “How to Purchase Shares.”

Please be sure that you fully understand these choices before investing.

Class A Shares. If you purchase Class A Shares of the AsiaPac Dividend Fund, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price. If you purchase Class A Shares of the Asian Credit High Yield Fund or the Asian Local Currency Bond Fund, you will pay a sales charge at the time of purchase equal to 4.25% of the offering price. The sales charge may be reduced or waived under certain conditions. (See “Class A Shares” below.)

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. (See “Class C Shares” below.) Class C Shares do not convert to any other class of shares of the Funds, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class I Shares. Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

Class A Shares: Sales Charge Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a deferred sales charge if they redeem their shares within 18 months of purchase.

AsiaPac Dividend Fund

Breakpoints for Class A:	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75%	4.99%
$100,000 but under $250,000	3.75%	3.90%
$250,000 but under $500,000	2.75%	2.83%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

Asian Credit High Yield Fund and Asian Local Currency Bond Fund

Breakpoints for Class A:	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

Combination Purchase Privilege. Your purchase of any class of shares of these Funds, if made at the same time by the same person, will be added together with any existing Lion Global Investors Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, his or her spouse and minor children purchasing shares for his or her own account (including an IRA account) including his or her own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these Funds, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Fund. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these Funds, if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to your financial representative or the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the Funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of the Funds at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the Funds may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of Advisers Investment Trust; directors, officers, employees and sales representatives of the Adviser or Distributor or a corporate affiliate of the Adviser or Distributor; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations.

Class C Shares

Class C Shares are purchased without an initial sales charge; however, if you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. The holding period for the deferred sales charge begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the deferred sales charge applies to a redemption of Class C Shares, Class C Shares not subject to a deferred sales charge are redeemed first.

The deferred sales charge will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connections with IRAs and other qualified retirement plans, provided a commission was not paid at the time of the initial sale.

With respect to Class C Shares, the Distributor intends to pay investment dealers a sales commission of 1% of the sale price of Class C Shares. Your broker, dealer or financial advisor may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

YOUR ACCOUNT

Pricing Your Shares

When you buy and sell shares of a Fund, the price of the shares is based on the Fund’s net asset value per share (“NAV”) next determined after the order is received.

Calculating the Fund’s NAV

The NAV is calculated at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”) /3:00 p.m. Central time (“CT”), on each day that the NYSE is open for business, except for the following days on which the share price of the Fund is not calculated: Saturdays and Sundays; US national holidays including New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; and Singapore public holidays, including New Year’s Day, Chinese New Year, Good Friday, Labour Day, Vesak Day, Hari Raya Puasa, National Day, Hari Raya Haji, Deepavali and Christmas Day.

Your order to purchase or sell shares is priced at the next NAV calculated after your order is received in good order by the Fund or a financial intermediary. Only purchase orders received in good order by the Fund before 4:00 p.m. ET/3:00 p.m. CT will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. ET/3:00 p.m. CT. When that happens, purchase requests received by the Fund or an authorized agent of the Fund after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

Good Order. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered. Requests must include the following:

•	The account number (if issued) and Fund name;

•	The amount of the transaction, in dollar amount or number of shares;

•	For redemptions and exchanges (other than online, telephone or wire redemptions), the signature of all account owners exactly as they are registered on the account;

•	Required signature guarantees, if applicable; and

•

Other supporting legal documents and certified resolutions that might be required in the case of estates, corporations, trusts and other entities or forms of ownership. Call 855-233-0437or 312-557-7902 for more information about documentation that may be required of these entities.

Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Fund’s “Customer Identification Program” as described below.

Valuing the Funds’ Assets

The market value of the Funds’ investments is determined primarily on the basis of readily available market quotations. The Funds generally use pricing services to determine the market value of securities.

If market quotations for a security are not available or market quotations or a price provided by a pricing service do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Fair Value Committee, established by the Board of Trustees, will value a Fund’s assets at their fair value according to policies approved by the Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Fair Value Committee may need to price the security using the Funds fair value pricing guidelines.

In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. A Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

Without a fair value price, short-term investors could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. While fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities, there is no assurance that fair value pricing policies will prevent dilution of the NAV by short-term investors. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

How to Purchase Shares

You may purchase shares directly from the Funds or through your broker or financial intermediary on any business day which the Funds are open, subject to certain restrictions described below. Purchase requests received by the Funds or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes early) will be effective at that day’s share price. Purchase requests received by the Funds or an authorized financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day. You may invest any amount you choose, as often as you wish, subject to the minimum initial and minimum additional investment amounts as stated in this prospectus. The Funds reserve the right to waive these minimums.

Customer Identification Program: Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents.

If we do not receive the required information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Funds reserves the right to close your account without notice and return your investment to you at the NAV determined on the day in which your account is liquidated. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment. If your account is closed at the request of governmental or law enforcement authorities, the Funds may be required by the authorities to withhold the proceeds.

Purchases Through Financial Intermediaries

You may make initial and subsequent purchases of shares of the Funds through a financial intermediary, such as an investment adviser or broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund may authorize certain financial intermediaries to receive purchase and sale orders on their behalf. Before investing in the Funds through a financial intermediary, you should read carefully any materials provided by the intermediary together with this prospectus.

When shares are purchased this way, the financial intermediary may:

•	charge a fee for its services;

•	act as the shareholder of record of the shares;

•	set different minimum initial and additional investment requirements;

•	impose other charges and restrictions;

•	designate intermediaries to accept purchase and sale orders on a Fund’s behalf; or

•	impose an earlier cut-off time for purchase and redemption requests.

The Funds consider a purchase or sale order as received when a financial intermediary receives the order in proper form before 4:00 p.m. ET/3:00 p.m. CT. These orders will be priced based on a Fund’s NAV next computed after such order is received by the financial intermediary.

Shares held through an intermediary may be transferred into your name following procedures established by your intermediary and the Funds. Certain intermediaries may receive compensation from the Funds, the Adviser or their affiliates.

Fund Direct Purchases

You also may open a shareholder account directly with the Funds. You can obtain a copy of the New Account Application by calling the Funds at 855-233-0437 or 312-557-7902 on days the Funds are open for business. You may invest in the following ways:

BY WIRE

To Open a New Account:

•	Call 855-233-0437or 312-557-7902 on days the Funds are open for business.

•	Complete a New Account Application and send it to:

[Name of Fund]

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

Overnight Address:

[Name of Fund]

c/o The Northern Trust Company

801 South Canal Street C5S

Chicago, IL 60617

•

Wire funds for your purchase. A wire will be considered made when the money is received and the purchase is accepted by the Funds. Any delays that may occur in receiving money, including delays that may occur in processing by the bank, are not the responsibility of the Funds or the Transfer Agent.

     Wires must be received prior to 4:00 p.m. ET to receive the current day’s NAV.

To Add to an Existing Account:

•	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

Northern Trust Account #[            ]

Shareholder Account #

Shareholder Name:

BY DIRECTED REINVESTMENT

Your dividend and capital gain distributions will be automatically reinvested unless you indicate otherwise on your application.

•	Complete the “Choose Your Dividend and Capital Gain Distributions” section on the New Account Application.

•	Reinvestments can only be directed to an existing Fund account.

Other Purchase Information

The Funds reserve the right to limit the amount of purchases and to refuse to sell to any person or intermediary. If your wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a Fund shareholder, the Fund reserves the right to redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred or money owed to the Fund. You also may be prohibited or restricted from making future purchases in the Funds.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that the Funds are open for business, subject to certain restrictions described below. Redemption requests received by a Fund or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before 4:00 p.m. ET/3:00 p.m. CT) will be effective that day. Redemption requests received by a Fund or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day. The price you will receive when you redeem your shares will be the NAV next determined after a Fund receives your properly completed order to sell, reduced by the redemption fee described below. You may receive proceeds from the sale by check, bank wire transfer or direct deposit into your bank account and in certain cases, payment may be made in securities of the Fund as described in “Additional Information About Redemptions”. The proceeds may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time your redemption request is received. A financial intermediary may charge a transaction fee to redeem shares. In the event that a wire transfer is impossible or impractical, the redemption check will be sent by mail to the designated account.

Redemptions Through a Financial Intermediary

If you purchased shares from an authorized intermediary, you may sell (redeem) shares by contacting your financial intermediary.

Redeeming Directly from the Fund

If you purchased shares directly from the Funds and you appear on the Funds’ records as the registered holder, you may redeem all or part of your shares using one of the methods described below.

BY MAIL

•	Send a written request to:

     [Name of Fund]

     c/o The Northern Trust Company

     P.O. Box 4766

     Chicago, Illinois 60680-4766

     Overnight Address:

     [Name of Fund]

     c/o The Northern Trust Company

     801 South Canal Street C5S

     Chicago, IL 60617

•	The redemption request must include:

1.	The number of shares or the dollar amount to be redeemed;

2.	The Fund account number; and

3.	The signatures of all account owners signed in the exact name(s) and any special capacity in which they are registered.

•	A Medallion Signature Guarantee (see below) also is required if:

1.	The proceeds are to be sent elsewhere than the address of record, or

2.	The redemption is requested in writing and the amount is greater than $50,000.

BY WIRE

If you authorized wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account. You may be charged $15 for each wire redemption.

•	Call the Transfer Agent at 855-233-0437or 312-557-7902 for instructions.

•	The minimum amount that may be redeemed by this method is $250.

BY TELEPHONE

Telephone privileges are automatically established on your account unless you indicate otherwise on your New Account Application.

•	Call 855-233-0437 or 312-557-7902 to use the telephone privilege.

•	If your account is already opened and you wish to add the telephone privilege, send a written request to:

     [Name of Fund]

     c/o The Northern Trust Company

     P.O. Box 4766

     Chicago, Illinois 60680-4766

     Overnight Address:

     [Name of Fund]

     c/o The Northern Trust Company

     801 South Canal Street C5S

     Chicago, IL 60617

•	The written request to add the telephone privilege must be signed by each owner of the account and must be accompanied by signature guarantees.

Neither the Funds, the Transfer Agent nor their respective affiliates will be liable for complying with telephone instructions that they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions. You will bear the risk of any such loss. The Funds, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification before acting upon telephone instructions, providing written confirmation of the transactions and/or digitally recording telephone instructions. The Funds may terminate the telephone procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us. If you are unable to reach us by telephone, you may request a sale by mail.

Medallion Signature Guarantee—Some circumstances require that your request to redeem shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain a Medallion Signature Guarantee from most banks or securities dealers, but not from a notary public. You should verify with the institution that it is an eligible guarantor prior to signing. The recognized medallion program is Securities Transfer Agent Medallion Program (STAMP). SIGNATURE GUARANTEES RECEIVED FROM INSTITUTIONS NOT PARTICIPATING IN THIS PROGRAM WILL NOT BE ACCEPTED. The Medallion Signature Guarantee must cover the amount of the requested transaction. There are several different guarantee amounts, so it is important to acquire a guarantee amount equal to or greater than the amount of the transaction. If the surety bond of the Medallion Guarantee is less than the transaction amount, your request may be rejected.

An original Medallion Signature Guarantee is required if:

•	the redemption is requested in writing and the amount redeemed is greater than $50,000;

•	the name(s) or the address on your account or the name or address of a payee has been changed within 30 days of your redemption request;

•	information on your investment application has been changed within the last 30 days (including a change in your name or your address);

•	proceeds or shares are being sent/transferred from a joint account to an individual’s account; or

•	proceeds are being sent via wire or ACH and bank instructions have been added or changed within 30 days of your redemption request.

If your written request is for redemption greater than $100,000, call 855-233-0437 or 855-233-0437 for Medallion Signature Guarantee requirements.

Additional Information About Redemptions—The Funds will pay redemption proceeds within seven (7) calendar days after receipt of a proper redemption request. However, the Funds may hold proceeds for shares purchased by ACH until the purchase amount has been collected, which may be as long as five (5) business days. To eliminate this delay, you may purchase shares of a Fund by wire. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment of redemption proceeds.

At the discretion of the Funds or the Transfer Agent, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization.

Generally, all redemptions will be for cash. However, if you redeem shares worth lesser of $250,000 or 1% of the NAV of a Fund, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash at the discretion of the Fund. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Market Timing Policy

The Funds are intended to be a long-term investment. Excessive purchases and redemptions of shares of a Fund in an effort to take advantage of short-term market fluctuations, known as “market timing,” can interfere with long-term portfolio management strategies and increase the expenses of the Fund, to the detriment of long-term investors. Because the Funds will invest its assets in foreign securities, investors may seek to take advantage of time zone differences between the foreign markets on which the Fund’s portfolio securities trade and the time at which the NAV is calculated. For example, a market-timer may purchase shares of a Fund based on events occurring after foreign market closing prices are established but before the NAV calculation, that are likely to result in higher prices in foreign markets the next day. The market-timer would then redeem the Fund’s shares the next day when the Fund’s share price would reflect the increased prices in foreign markets, realizing a quick profit at the expense of long-term Fund shareholders.

Excessive short-term trading may (1) require a Fund to sell securities in the Fund’s portfolio at inopportune times to fund redemption payments, (2) dilute the value of shares held by long-term shareholders, (3) cause a Fund to maintain a larger cash position than would otherwise be necessary, (4) increase brokerage commissions and related costs and expenses, and (5) generate additional tax liability. Accordingly, the Board of Trustees has adopted policies and procedures that seek to restrict market timing activity. Under these policies, the Funds periodically examines transactions that exceed monetary thresholds or numerical limits within certain time periods. If the Funds believe, in its sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Funds may, with or without prior notice to the investor, reject further purchase orders from that investor, and disclaim responsibility for any consequent losses that the investor may incur related to the rejected purchases. Alternatively, the Funds may limit the amount, number or frequency of any future purchases and/or the method by which an investor may request future purchases and redemptions. The Fund’s response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Funds. While the Funds cannot assure the prevention of all excessive trading and market timing, by making these judgments, the Funds believes it is acting in a manner that is in the best interests of shareholders.

Financial intermediaries may establish omnibus accounts with the Funds through which they place transactions for their customers. Omnibus accounts include multiple investors and typically provide the Fund with a net purchase or redemption. The identity of individual investors ordinarily are not known to or tracked by the Funds. The Funds will enter into information sharing agreements with certain financial intermediaries under which the financial intermediaries are obligated to: (1) enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Fund’s market-timing policy with respect to customers identified by the Funds as having engaged in market timing. The Funds apply these policies and procedures to all shareholders believed to be engaged in market timing or excessive trading. While the Funds may monitor transactions at the omnibus account level, the netting effect makes it more difficult to identify and eliminate market-timing activities in omnibus accounts. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will it enter into any such arrangements in the future.

Financial intermediaries maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Additional Compensation to Financial Intermediaries

The Adviser may, at its own expense and out of its own profits, provide additional cash payments to financial intermediaries who sell shares of the Funds and/or whose clients or customers hold shares of the Funds. These additional payments generally are made to financial intermediaries that provide shareholder or administrative services, or distribution related services. Payments generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. These additional cash payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DIVIDENDS AND DISTRIBUTIONS

Fund Policy

The Funds intend to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Funds intend to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution varies and there is no guarantee the Funds will pay either income dividends or capital gain distributions.

Income dividends and capital gain distributions are automatically reinvested in additional shares of the Funds at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. If cash payment is requested, a check normally will be mailed within five business days after the payable date.

If you elect to receive income dividends and capital gain distributions in cash and the payment is returned and marked as “undeliverable” or is not cashed for six months, your cash election may be changed automatically and future dividends will be reinvested in the Funds at the NAV determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months may be cancelled and the proceeds reinvested in the Funds at the NAV determined as of the date of cancellation.

TAXES

Distributions

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Funds, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Funds.

The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

Distributions from the Funds (both taxable income dividends and capital gains) are normally taxable to you as ordinary income or long-term capital gains, regardless of whether you reinvest these distributions or receive them in cash (unless you hold shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). Due to the nature of the investment strategies used, distributions by the Fund generally are expected to consist primarily of income dividends and net realized capital gains; however, the nature of the Fund’s distributions could vary in any given year.

The Funds will mail to each shareholder after the close of the calendar year an Internal Revenue Service Form 1099 setting forth the federal income tax status of distributions made during the year. Income dividends and capital gains distributions also may be subject to state and local taxes.

For federal income tax purposes, distributions of net investment income are taxable generally as ordinary income although certain dividends of net investment income paid to a non-corporate US shareholder may be subject to income tax at the applicable rate for long-term capital gain.

Distributions of net realized capital gains (that is, the excess of the net realized gains from the sale of investments that a Fund owned for more than one year over the net realized losses from investments that a Fund owned for one year or less) that are properly designated by a Fund as capital gains will be taxable as long-term capital gain regardless of how long you have held your shares in a Fund.

Distributions of net realized short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain to a corporate shareholder is taxed at the same rate as ordinary income.

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce the NAV per share. Therefore, if you buy shares after a Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

Selling Shares.

Selling, redeeming or exchanging your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at preferential income tax rates. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and exchanges and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

Backup Withholding.

By law, you may be subject to backup withholding (currently at a rate of 28%) on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a US person (including a US resident alien). You also may be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of your distributions or proceeds. You should be aware that a Fund may be fined by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts.

When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

Medicare Tax

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax may be imposed on distributions you receive from a Fund and gains from selling, redeeming or exchanging your shares.

SHAREHOLDER REPORTS AND OTHER INFORMATION

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as “householding,” reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call the Funds at 855-233-0437 or 312-557-7902 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial intermediary, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

FINANCIAL HIGHLIGHTS

Financial information about the Funds is not provided because, as of the date of this prospectus, the Funds have not yet commenced operations.

Investment Adviser

Lion Global Investors Limited

65 Chulia Street

#18-01 OCBC Centre

Singapore 049513

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

[ ]

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

BHIL Distributors, Inc.

4041 N. High Street, Suite 402

Columbus, Ohio 43214

For Additional Information, call

855-233-0437 or 312-557-7902

To Learn More

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual report to shareholders. The Fund’s annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s investment return during its last fiscal year.

Call the Fund at 855-233-0437 or 312-557-7902 between the hours of 8:30 a.m. and 7:00 p.m. Eastern time on days the Fund is open for business to request free copies of the SAI and the Fund’s annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. The Fund does not have an Internet website. Or, write to the Fund at:

[Name of Fund]

c/o The Northern Trust Company

P.O. Box 4766

Chicago, Illinois 60680-4766

You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 202-551-8090 for room hours and operation. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street, N.E.,Washington, D.C. 20549-1520.

Investment Company Act #811-22538

Lion Global Investors AsiaPac Dividend Fund

Lion Global Investors Asian Credit High Yield Fund

Lion Global Investors Asian Local Currency Bond Fund

Each of series of Advisers Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

[            ], 2013

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus for the Lion Global Investors AsiaPac Dividend Fund, Lion Global Investors Asian Credit High Yield Fund and Lion Global Investors Asian Local Currency Bond Fund (the “Funds”) dated [            ], 2013. A copy of the prospectus can be obtained at no charge by writing to the transfer agent, The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, or by calling 855-233-0437 or 312-557-7902. The Funds’ prospectus (“Prospectus”) is incorporated by reference into this SAI.

DESCRIPTION OF THE TRUST AND THE FUNDS

Advisers Investment Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (“Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series. This Statement of Additional Information relates to the Lion Global Investors AsiaPac Dividend Fund, Lion Global Investors Asian Credit High Yield Fund and Lion Global Investors Asian Local Currency Bond Fund, each a series of the Trust (the Lion Global Investors Asian Credit High Yield Fund and the Lion Global Investors Asian Local Currency Bond Fund are sometimes referred to in this document as the “Fixed Income Funds”)(collectively, the “Funds” or “series”).

The investment adviser to the Funds is Lion Global Investors Limited (the “Adviser”).

The Funds do not issue share certificates. All shares are held in non-certificated form registered on the books of the Funds and the transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of the shareholders of any other series are in no way affected. In case of any liquidation of a series, the shareholders of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Funds have equal voting and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. All shares of the Funds are subject to involuntary redemption if the Trustees determine to liquidate a Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of a Fund, see “How to Purchase Shares” and “How to Redeem Shares” in the Prospectus. For a description of the methods used to determine the share price and value of a Fund’s assets, see “Pricing Your Shares” in the Prospectus and “Determination of Share Price” in this SAI.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

Investment Strategies and Risks

All principal investment strategies and risks of the Funds are discussed in the Prospectus. This section contains a more detailed discussion of some of the investments the Funds may make, some of the techniques a Fund may use and the risks related to those techniques and investments. Additional non-principal strategies and risks are discussed here.

Equity Securities

Equity securities consist of common stock, preferred stock, securities convertible into common and preferred stock, rights and warrants. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value (“NAV”) of a Fund will fluctuate. Securities in a Fund’s portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

Foreign Securities and Emerging Markets Investment Risk

Each Fund will invest in securities of issuers organized or headquartered in foreign countries. Investments in the Asia Pacific region are subject to special risks. The Asia Pacific region includes countries in all stages of economic development. Some Asia Pacific economies may be characterized by overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international trade, and economic recessions. In addition, the economies of many Asia Pacific countries are dependent on the economies of the United States, Europe and other Asian countries, and a deceleration in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. In the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets. The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. The United States maintains a military force in South Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension and is currently volatile, particularly as North Korea has exhibited nuclear arms capabilities. Recently, there have been efforts to increase economic, cultural and humanitarian contacts between North Korea and South Korea. There can be no assurance that such efforts will continue to occur or will ease discord between North Korea and South Korea, or regional tensions.

The foreign securities in which a Fund may invest may be issued by issuers located in emerging markets or developing countries. Compared to the United States and other developed countries, emerging markets and developing countries may have relatively unstable governments, economies based on only a few industries and securities market that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities

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traded in developed countries. Foreign accounting in emerging markets may be less transparent than US accounting practices and foreign regulation may be inadequate or irregular. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

In addition, the securities of emerging markets or developing countries may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect the prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in more developed countries.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special US tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the US or in other foreign countries. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries and a Fund may have difficulty enforcing contractual obligations

Participatory Notes

Participatory notes issued by banks or broker-dealers are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and each Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

Currency Transactions

Each Fund may enter into foreign currency transactions. Each Fund normally conducts its foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign currencies or on a forward basis. Under normal circumstances, the Adviser expects that a Fund will enter into forward currency contracts (contracts to purchase or sell a specified currency at a specified future date and price). Forward currency contracts are traded directly between currency traders (usually large

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commercial banks) and their customers. The cost to a Fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, no fees or commissions are involved.

Precise matching of the amount of forward currency contracts and the value of securities denominated in such currencies of a Fund will not generally be possible, since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Prediction of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. A Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate a Fund to deliver an amount of foreign currency in excess of the value of a Fund’s portfolio securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of a Fund will be served by doing so.

At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options, and are subject to other risks similar to options on securities on indexes.

Option Risk

There are numerous risks associated with transactions in options. The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying index or security in relation to the exercise price of the option, the actual or perceived volatility of the underlying index or security and the time remaining until the expiration date. The premium received for an option written by a Fund is recorded as an asset of a Fund and its obligation under the option contract as an equivalent liability. A Fund then adjusts over time the liability as the market value of the option changes. The value of each written option will be marked to market daily.

A decision as to whether, when and how to write call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The purchaser of a call option written on an index or an equity security that is sold by a Fund has the right to any appreciation in the cash value of the index or price of the equity security over the exercise price up to and including the expiration date. Therefore, as the writer of a call option, a Fund forgoes, during the term of the option, the opportunity to profit from increases in the market value of the equity securities with respect to which the option was written (to the extent that their performance is correlated with that of the index) above the sum of the premium and the exercise price of the call option. However, a Fund has retained the risk of loss (net of premiums received) should the price of a Fund’s portfolio securities decline.

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Because the exercise of index options is settled in cash, sellers of index call options cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. When a call option sold by a Fund is exercised or closed out, a Fund may be required to sell portfolio securities or to deliver portfolio securities to the option purchaser to satisfy its obligations when it would not otherwise choose to do so, or a Fund may choose to sell portfolio securities to realize gains to offset the losses realized upon option exercise. Such sales or delivery would involve transaction costs borne by a Fund and may also result in realization of taxable capital gains, including short-term capital gains taxed at ordinary income tax rates, and may adversely impact a Fund’s after-tax returns.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Cover for Options Positions. Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Other Derivatives Risk

In addition to writing call options, a Fund may invest in a variety of derivative instruments for hedging or risk management purposes or as a substitute for a position or security. Derivatives can be illiquid, may disproportionately increase losses and may have a potentially large negative impact on a Fund’s performance. Derivative transactions, including options on securities and securities indices and other transactions in which a Fund may engage (such as futures contracts and options thereon, swaps and short sales), may subject a Fund to increased risk of principal loss due to unexpected movements in stock prices, changes in stock volatility levels and interest rates and imperfect correlations between a Fund’s securities holdings and indices upon which derivative transactions are based.

A Fund also will be subject to credit risk with respect to the counterparties to any over-the-counter derivatives contracts purchased by a Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. A Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Adviser’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

The Adviser, on behalf of the Funds, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Fund’s operation. Accordingly, the Funds are not currently subject to registration or regulation as a commodity pool operator.

Depositary Receipts Risk

A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in sponsored form, are designed for use in the U.S. securities markets. EDRs are the European equivalent of ADRs and are designed to attract investment capital from the European region. GDRs are designed to raise capital in the U.S. and foreign securities markets. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs. Many of the risks described above regarding foreign securities apply to investments in depositary receipts.

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Certificates of Deposit and Bankers’ Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

A Fund may purchase commercial paper. Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance current operations. A Fund may only invest in commercial paper rated at least “Prime-2” or better by Moody’s or rated “A-2” or better by S&P or, if the security is unrated, the Adviser determines that it is of equivalent quality.

High Yield Securities

Like all fixed income securities, the market values of high yield securities tend to vary inversely with the level of interest rates, and the yields and market values of such securities fluctuate over time reflecting the market’s perception of credit quality and the outlook for economic growth. However, high yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates and adverse issuer-specific developments. In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The risk of loss because of default by issuers of high yield securities is significantly greater because medium and lower-rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. Their value and liquidity may also be diminished by adverse publicity and investor perceptions. Also, legislative and regulatory developments may have an adverse effect on the market value of these securities.

Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities. Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining the Fund’s net asset value. Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither such event will require sale of the securities by the Fund, although the Advisor will consider the event in determining whether the Fund should continue to hold the security.

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Restricted and Illiquid Securities Risks

A Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities may include securities subject to contractual or legal restrictions on resale and securities that are otherwise not readily marketable. Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. A Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. A Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by the National Association of Securities Dealers, Inc.

Under procedures adopted by the Trust’s Board, the Adviser may determine that particular Rule 144A securities and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. Rule 144A securities and Section 4(2) commercial paper that have been deemed liquid will continue to be monitored by the Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(2) commercial paper could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Preferred Stock

Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail

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less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities.

Rights

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks. The risk of investing in a right is that the right may expire prior to the market value of the common stock exceeding the price fixed by the right.

Warrants

Warrants are securities that are usually issued with a bond or preferred stock but may trade separately in the market. A warrant allows its holder to purchase a specified amount of common stock at a specified price for a specified time. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common stock exceeding the price fixed by the warrant. In addition, the percentage increase or decrease in the market price of a warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. A Fund does not invest in warrants but may receive them pursuant to a corporate event involving one of its portfolio holdings.

Other Investment Companies

Each Fund may invest in securities issued by other investment companies, including shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

ETFs are typically not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities. Because of this, an ETF’s price can be volatile. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. Also, there may be a limited secondary market for shares of closee- end funds.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges. The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer. There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

Each Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules. Under the 1940 Act, a Fund may own an unlimited amount of any affiliated investment company. It also may invest its assets in any unaffiliated investment company, subject to certain conditions, as long as a Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company. This restriction may not apply to a Fund’s investments in money market mutual funds, if a Fund’s investments fall within the exceptions set forth under SEC rules.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of a Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies.

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Repurchase Agreements

To maintain liquidity, each Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which a Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future. The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which a Fund holds the securities. Repurchase agreements may be viewed as a type of secured lending. The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities. If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase. However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year. The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest. A Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, a Funds intend to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Board of Trustees

Credit Linked Note Risk

There are particular risks associated with investments in credit linked notes. Firstly, a credit linked note is a debt instrument which assumes both credit risk of the relevant reference entity (or entities) and the issuer of the credit linked note. There is also a risk associated with the coupon payment: if a reference entity in a basket of credit linked notes suffers a credit event, the coupon will be re-set and is paid on the reduced nominal amount. Both the residual capital and coupon are exposed to further credit events. In extreme cases, the entire capital may be lost. There is also the risk that a note issuer may default.

When-Issued Securities

Each Fund may from time to time purchase securities on a “when-issued,” delayed delivery or forward commitment basis, generally in connection with an underwriting or other offering. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction. Each Fund will segregate the liquid securities or cash in an amount at least equal to these commitments. Typically, income may not accrue on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with a Fund’s other investments. If a Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

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When a Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, a Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity or could suffer a loss. Each Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which a Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Investment Restrictions

Fundamental Investment Limitations. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of a Fund means the lesser of: (1) 67% or more of the outstanding shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. A Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that a Fund has asset coverage of 300% for all borrowings and reverse repurchase commitments of a Fund.

2. Senior Securities. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that a Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

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6. Loans. A Fund will not make loans to other persons, except: (a) by loaning portfolio securities (limited at any given time to no more than one-third of a Fund’s total assets); (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Funds and are Non-Fundamental (see “Investment Limitations—Fundamental” above).

1. Pledging. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one-third of its total assets are outstanding.

3. Margin Purchases. A Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investment techniques.

4. Illiquid Investments. A Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

SHARES OF THE FUNDS

The Funds offer three classes of shares. Each class has different sales and distribution charges. (See “Fees and Expenses” in the “Fund Summary” for each Fund in the prospectus.) For certain classes of shares, the Funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940, as amended, that authorize the Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.

How to Purchase Shares

You may purchase shares directly from a Fund or through your broker or financial intermediary on any business day which a Fund is open, subject to certain restrictions described below. Purchase requests received by a Fund or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes, if it closes before 4:00 p.m. ET/3:00 p.m. CT)) will be effective at that day’s share price. Purchase requests received by a Fund or an authorized financial intermediary after the close of trading on the NYSE are processed at the share price determined on the following business day.

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Class A Shares. If you purchase Class A Shares of the AsiaPac Dividend Fund, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price. If you purchase Class A Shares of the Asian Credit High Yield Fund or the Asian Local Currency Bond Fund, you will pay a sales charge at the time of purchase equal to 4.25% of the offering price. The sales charge may be reduced or waived under certain conditions.

Class C Shares. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a deferred sales charge of 1%. Class C Shares do not convert to any other class of shares of the Funds, so the higher distribution and service fees paid by Class C Shares continue for the life of the account.

Class I Shares. Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the Distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

Class A Sales Charge, Reductions and Waivers

Investors may reduce or eliminate sales charges applicable to purchases of Class A Shares through utilization of Combination Purchase Privilege, Letter of Intent, Right of Accumulation, Purchase by Associations or the Account Reinstatement Privilege. These programs are summarized below. Investors buying Class A Shares on which a finder’s fee has been paid may incur a deferred sales charge if they redeem their shares within 18 months of purchase.

AsiaPac Dividend Fund

Breakpoints for Class A:	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but under $100,000	4.75%	4.99%
$100,000 but under $250,000	3.75%	3.90%
$250,000 but under $500,000	2.75%	2.83%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

Asian Credit High Yield Fund and Asian Local Currency Bond Fund

Breakpoints for Class A:	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.50%	3.63%
$250,000 but under $500,000	2.50%	2.56%
$500,000 but under $1,000,000	2.00%	2.04%
$1,000,000 or more	None	None

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Combination Purchase Privilege. Your purchase of any class of shares of these Funds, if made at the same time by the same person, will be added together with any existing Lion Global Investors Fund account values to determine whether the combined sum entitles you to an immediate reduction in sales charges. A “person” is defined in this and the following sections as (a) any individual, his or her spouse and minor children purchasing shares for his or her own account (including an IRA account) including his or her own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or certain Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to accounts over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

Letter of Intent. If you sign a Letter of Intent, your purchase of any class of shares of these Funds, if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Fund. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.

Right of Accumulation. The value of your account(s) in any class of shares of these Funds, if made over time by the same person, may be added together at the time of each purchase to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor at the time of purchase to exercise this right.

Purchase by Associations. Certain groups or associations may be treated as a “person” and qualify for reduced Class A Share sales charges. The group or association must: (1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; and (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

Account Reinstatement Privilege. Subject to the Funds’ policies and procedures regarding market timing, for 180 days after you sell your Class A or Class C Shares on which you have previously paid a sales charge, you may purchase Class A Shares of the Funds at NAV, with no sales charge, by reinvesting all or part of your proceeds, but not more.

Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell their Class A Shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to: trustees of the Trust; directors, officers, employees and sales representatives of the Adviser or Distributor or a corporate affiliate of the Adviser or Distributor; registered representatives and employees of dealers with which the Distributor has sales agreements; and certain qualified employee benefit plans, endowment funds or foundations.

How to Redeem Shares

You may redeem all or part of your investment in a Fund on any day that a Fund is open for business, subject to certain restrictions described below. Redemption requests received by a Fund or an authorized financial intermediary before 4:00 p.m. ET/3:00 p.m. CT (or before the NYSE closes if it closes before

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4:00 p.m. ET/3:00 p.m. CT) will be effective at that day’s share price. Redemption requests received by a Fund or an authorized financial intermediary after the close of trading on the NYSE are processed at the NAV determined on the following business day.

Additional Purchase and Redemption Information

Generally, all purchases must be made in cash. However, a Fund reserves the right to accept payment in readily marketable securities instead of cash in accordance with procedures approved by the Trust’s Board of Trustees. If payment is made in securities, the applicable Fund will value the securities in the same manner in which it computes its NAV.

Generally, all redemptions will be for cash. However, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash in accordance with procedures approved by the Trust’s Board of Trustees. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

MANAGEMENT OF THE TRUST

The Board of Trustees

The Board of Trustees supervises the business activities of the Trust and appoints the officers. Each Trustee serves until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. The Board generally meets four times a year to review the progress and status of the Trust.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust[2]	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
D’Ray Moore Rice Year of Birth: 1959	Trustee	Indefinite/ 07/2011 to present	Independent Trustee, Diamond Hill Funds 2007 to present	5	1

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Steven R. Sutermeister Year of Birth: 1954	Trustee	Indefinite/ 07/2011 to present	President, Vadar Capital LLC, 2008 to present; Senior Vice President and Chief Investment Officer, Union Central Life Insurance Company 1999 to 2008; President and Chief Investment Officer, Summit Investment Partners 1998 to 2008; Chairman and Director, Summit Mutual Funds 1999 to 2008; President and Director, Union Central Mortgage Funding 2002 to 2008; Director, Carillon Investments, Inc. 1999 to 2008; Director, First Franklin Corp. 2009 to 2011	5	2
Michael M. Van Buskirk Year of Birth: 1947	Trustee	Indefinite/ 07/2011 to present	President and CEO of the Ohio Bankers League 1991to present; Independent Trustee, Boston Trust & Walden Funds 1992 to present; Independent Trustee, Coventry Funds Trust 1997 to present	5	2

[1]	The mailing address of each Trustee is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust consist of the various series of Advisers Investment Trust.

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The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth[1]	Position(s) Held with the Trust	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee [2]	Other Directorships Held by Trustee During Past 5 Years
Dina A. Tantra Year of Birth: 1969	Trustee and President	Indefinite/ September 2012 to present	Managing Director, Secretary and General Counsel, Beacon Hill Fund Services, Inc., 2008-present; Secretary, General Counsel and Chief Compliance Officer, BHIL Distributors, Inc., 2008-present; Executive Assistant to Chief Legal & Governance Officer, Nationwide Insurance, 2006-2008	5	None
Troy Sheets Year of Birth: 1971	Treasurer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services, Inc. 2009 to present; Senior Vice President, Citi Fund Services Ohio, Inc. from 2002 to 2009.	N/A	N/A
Eimile Moore Year of Birth: 1969	Secretary	Indefinite/ September, 2011 to present	Director, Business Management & Governance Services, Beacon Hill Fund Services, Inc. September, 2011 to present; Vice President, JPMorgan Distribution Services, Inc. 2006-2011.	N/A	N/A
Rodney Ruehle Year of Birth: 1968	Chief Compliance Officer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services, Inc. 2008 to present; Chief Compliance Officer, Asset Management Funds, November 2009 to present; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Vice President, CCO Services, Citi Fund Services, Inc., 2004 to 2008.	N/A	N/A
Trent Statczar Year of Birth: 1971	Assistant Treasurer	Indefinite/ July, 2011 to present	Director, Beacon Hill Fund Services 2008 to present; Senior Vice President, Citi Fund Services 2004-2008	N/A	N/A
Barbara J. Nelligan Year of Birth: 1969	Vice President	Indefinite/ December, 2012	Senior Vice President, Global Fund Services Product Management, The Northern Trust Company, 1991 to present	N/A	N/A

[1]	The mailing address of each officer is 4041 North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust consists of the various series of Advisers Investment Trust.

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012 in the Funds.

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Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Dina A. Tantra	None	None
D’Ray Moore Rice	None	None
Steven R. Sutermeister	None	$1-$10,000
Michael M. Van Buskirk	None	$1-$10,000

[1]	The Trust consists of the various series of Advisers Investment Trust.

Trustee Compensation

Trustees who are deemed “interested persons” of the Trust receive no compensation from the Funds. The Trust has no retirement or pension plans. The compensation paid to the Trustees for the fiscal year ended September 30, 2012 for the Trust is set forth in the following table.

Name of Trustee	Aggregate Compensation from the Funds	Total Compensation from the Trust[1]
Scott A. Englehart[2]	$0	$0
Dina A. Tantra	$0	$0
D’Ray Moore Rice		$11,600
Steven R. Sutermeister	$0	$11,600
Michael M. Van Buskirk	$0	$12,250

[1]	The Trust consists of the various series of Advisers Investment Trust. Trustee fees are allocated among the Funds in the Trust.
[2]	Resigned effective September 12, 2012.

Leadership Structure and Board of Trustees

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. Three of the Trustees on the Board are independent of and not affiliated with the Adviser or its affiliates. The Chairman of the Board of Trustees is Michael M. Van Buskirk, who is an independent trustee. The Board of Trustees has concluded that its leadership is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole, as well as issues that are unique to the Funds.

The Trustees have delegated day to day operations to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in

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connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Funds’ CCO at least annually. On an annual basis, the Board conducts a self-assessment and evaluates its structure. The Board has two standing committees, the Audit Committee and the Nominating and Governance Committee (the “Committees”).

All of the independent Trustees are members of the Audit Committee. The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board of Trustees. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer (“CCO”) and legal counsel, stay fully informed regarding management decisions. The Audit Committee will hold at least two regularly scheduled meetings each fiscal year.

The Nominating and Governance Committee’s function is to make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Nominating and Governance Committee will hold at least one regularly scheduled meeting each fiscal year. All of the independent Trustees are members of the Nominating and Governance Committee.

Board Oversight of Risk

A Fund is subject to a number of risks, including investment, compliance, operational and financial risks, among others. Risk oversight forms part of the Board’s general oversight of a Fund and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Committees and the Board oversee efforts by management and service providers to manage the risk to which the Funds may be exposed. For example, the Board meets with portfolio managers and receives regular reports regarding investment risk. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Funds. From its review of these reports and discussions with management, the Board learns in detail about the material risks to which the Funds is exposed, enabling a dialogue about how management and service providers mitigate those risks.

Not all risks that may affect the Funds can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of a Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals. As a result of the foregoing and other factors, the Funds’ ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Funds, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Funds.

Trustee Attributes

The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.

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Below is additional information concerning each particular Trustee and their attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.

Dina A. Tantra has more than 18 years of legal and compliance industry experience. Ms. Tantra’s experience includes leadership and management roles within the financial services industry working with investment advisers, broker-dealers and financial products, with particular expertise in mutual fund distribution, servicing and governance. She has held various senior leadership positions in the legal, compliance and governance areas and has experience overseeing a staff of legal, finance and compliance experts.

D’Ray Moore Rice has worked for a major service provider to investment managers and mutual funds for over 10 years, including as Senior Vice President for European relationship management. Her expertise in mutual fund operations enables Ms. Rice to bring a unique perspective to service provider oversight for the Trust. Ms. Rice’s experience also includes serving as an Independent Trustee for other mutual funds and 10 years of experience in banking and financial services, including retail investment sales and sales management.

Steven R. Sutermeister is an experienced financial services executive and has extensive experience in the areas of investments, corporate governance, accounting and compliance. Mr. Sutermeister has extensive mutual fund industry skills and experience including reporting and compliance and regulatory matters and has served as Senior Vice President and Vice President of investment management and investment banking firms.

Michael M. Van Buskirk is the Chairman and Chief Executive Officer of the Ohio Bankers League, a financial trade association. Mr. Van Buskirk formerly was a senior executive of a major financial services company. Mr. Van Buskirk has deep knowledge of the Trust and its service providers, the creation and distribution of financial products and the regulatory framework under which the Trust operates.

CODE OF ETHICS

The Trust, the Adviser and the principal underwriter have each adopted a Code of Ethics (the “Code”) under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. Shareholders may obtain a copy of the Code from the Securities and Exchange Commission’s EDGAR web site http://www.sec.gov or by calling the Funds at 855-233-0437 or 312-557-7902.

DISTRIBUTION

Distribution Plans

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable to its Class A and Class C shares, which permits its Funds to pay for certain distribution and promotion activities related to marketing their shares. Pursuant to the Plans, each Fund will pay its or principal underwriter a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay its principal underwriter a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the principal underwriter pursuant to the Plans may be greater or less than distribution expenses incurred by the principal underwriter with respect to the applicable class and are in addition to fees paid by each Fund pursuant to the Management Agreement and the Administration Agreement. The principal underwriter may in turn pay others for distribution and shareholder servicing as described below.

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The Plans have been approved by the Funds’ Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees.

Financial Intermediaries

The Fund may authorize certain financial intermediaries to accept purchase and redemption orders on its behalf. The Funds will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds may enter into agreements with financial intermediaries under which the Funds pay the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, shareholder servicing fees that a financial intermediary may be receiving under an agreement with BHIL Distributors, Inc. (“Distributor”). The Adviser may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

Payment of Additional Cash Compensation

On occasion, the Adviser may make payments out of its resources and profits, which may include profits the Adviser derives from investment advisory fees paid by the Funds, to financial intermediaries as incentives to market the Funds, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” and are in addition to the sales charges and payments to financial intermediaries as discussed in above. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to purchase shares of the Funds, the amount the Funds will receive as proceeds from such sales, or the amount of other expenses paid by the Funds.

Additional cash compensation payments may be used to pay financial intermediaries for: (1) transaction support, including any one-time charges for establishing access to Fund shares on particular trading systems (known as “platform access fees”); (2) program support, such as expenses related to including the Funds in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (3) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (4) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Funds and shareholder financial planning needs; (5) providing shareholder and administrative services; and (6) providing other distribution-related or asset retention services.

Additional cash compensation payments generally are structured as basis point payments on gross or net sales or, in the case of platform access fees, fixed dollar amounts.

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In addition to member firms of the Financial Industry Regulatory Authority, Inc. (“FINRA”), the Adviser or Distributor also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser or Distributor or their respective affiliates.

The Adviser, the Distributor and their affiliates also may pay non-cash compensation to financial intermediaries and their representatives in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainment; and/or (3) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

Shareholders owning more than 25% of the shares of a Fund are considered to “control” a Fund as that term is defined under the 1940 Act. Persons controlling a Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

Management Ownership

As of the date of this SAI, the Funds have not commenced operations.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

Lion Global Investors Limited, 65 Chulia Street, #18-01 OCBC Centre, Singapore 049513, is the investment adviser to the Funds.

Under the terms of the Funds’ management agreement with the Adviser (“Management Agreement”), the Adviser subject to the supervision of the Board of Trustees, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. As compensation for management services, the Funds are obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
AsiaPac Dividend Fund	0.80%
Asian Credit High Yield Fund	0.50%
Asian Local Currency Bond Fund	0.50%

The Management Agreement will continue for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the Funds. In

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either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons, as defined in the 1940 Act, at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time without the payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days’ written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

Portfolio Manager Holdings

Portfolio managers are encouraged to own shares of the Funds they manage. The following table indicates for the Funds the dollar range of shares beneficially owned by the Funds’ portfolio managers as of the date of this SAI. However, because the Funds are new, the portfolio managers do not own any shares of the Funds as of the date of this SAI.

In addition, as of the date of this SAI, there is no information to report regarding the dollar range of shares beneficially owned in aggregate of the Funds by each of the portfolio managers, principal officers of the Trust, all other employees of the Adviser, and the Adviser’s corporate investments.

Individual	Title	Dollar Range of Shares in
		$1 – $10,000	$10,001 – $50,000	$50,001 – $100,000	$100,001 – $500,000	$500,001 – $1,000,000	Over $1,000,000
Fang-Suan LIM	Lead Portfolio Manager	$0	$0	$0	$0	$0	$0
Veronica NG	Lead Portfolio Manager	$0	$0	$0	$0	$0	$0
San-San GOH	Lead Portfolio Manager	$0	$0	$0	$0	$0	$0
Aik-Chye TAN	Portfolio Manager	$0	$0	$0	$0	$0	$0
Ching-Ching CHUA	Credit Analyst	$0	$0	$0	$0	$0	$0
Serene LIM	Credit Analyst	$0	$0	$0	$0	$0	$0
Jan DE BRUIJN	Head of Asian Equities Team	$0	$0	$0	$0	$0	$0
Chiong-Tuck PHOON	Head of Fixed Income Team	$0	$0	$0	$0	$0	$0
Dina Tantra	President	$0	$0	$0	$0	$0	$0
Rodney Ruehle	Chief Compliance Officer	$0	$0	$0	$0	$0	$0
Eimile Moore	Secretary	$0	$0	$0	$0	$0	$0
Troy Sheets	Treasurer	$0	$0	$0	$0	$0	$0
Trent Statczar	Assistant Treasurer	$0	$0	$0	$0	$0	$0
Barbara Nelligan	Vice President	$0	$0	$0	$0	$0	$0
All other Adviser employees (collectively)	N/A	$0	$0	$0	$0	$0	$0
Adviser’s Proprietary Investments	N/A	$0	$0	$0	$0	$0	$0

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Other Portfolio Manager Information

Each of the portfolio managers is also responsible for managing other account portfolios in addition to the respective Fund which he manages. Management of other accounts in addition to the Funds can present certain conflicts of interest, including those associated with different fee structures and various trading practices. The Adviser has implemented specific policies and procedures to address any potential conflicts.

The following tables indicate the number of accounts and asset under management (in USD millions) for each type of account for each Portfolio manager as of [                    ].

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Total

Portfolio Managers Compensation

The remuneration package of portfolio managers comprises a competitive base salary that is established based on data comparison against the market, a performance bonus and, once bonus has passed a threshold level, “phantom shares” that are linked to the long-term performance of the Adviser. Under the “phantom share” arrangement, the portfolio managers are entitled to a share in the annual profits of the Adviser. The Adviser believes this is an attractive form of deferred compensation that will strengthen the nexus between the portfolio managers’ financial rewards and the Adviser’s financial performance.

Bonuses for the portfolio managers are discretionary and are determined by the Chief Executive Officer, Chief Investment Officer and Human Resources. They are typically awarded based on the achievement of clearly defined key performance indicators. Performance against clients’ benchmarks typically forms the majority of the weighting and is measured over one and three years, on an equally weighted basis. There is also a weighting allocated to non-investment factors which are designed to incentivize collegiality, leadership, team work, and the achievement of the Adviser’s broader objectives.

Trade Allocation

The Adviser manages accounts in addition to the Funds. When the Funds and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Funds because of increased volume of the transaction.

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Fund Services

The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60603, serves as the Financial Administrator (“Administrator”) for the Funds and serves as the Funds’ Transfer Agent, Custodian, Fund Accounting Agent and Financial Administrator. The Custodian acts as the Trust’s depository, provides safekeeping of its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Trust’s request and maintains records in connection with its duties. The Transfer Agent maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of Fund’s shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. The fees and certain expenses of the Transfer Agent, Custodian, Fund Accounting Agent and Financial Administrator are paid by the Funds.

Beacon Hill Fund Services, Inc. 4041 N. High Street, Columbus, Ohio 43214, provides compliance services, financial controls services and business management and governance services for the Funds. Services are provided the Funds pursuant to written agreements between the Funds and Beacon Hill Fund Services, Inc. The fees are paid by the Funds.

Distributor

BHIL Distributors, Inc. (“Distributor”), 4041 N. High Street, Suite 402, Columbus, OH 43214, provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Ms. Tantra is the President of the Trust and the Secretary, General Counsel and Chief Compliance Officer of the Distributor. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers have no role in determining the Fund’s investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution services. The Distributor may enter into agreements with selected broker-dealers, banks, or other financial institutions for distribution of shares of the Funds. The Trust in its discretion also may issue shares of the Funds otherwise than through Distributor in connection with: (i) the payment or reinvestment of dividends or distributions; (ii) any merger or consolidation of the Trust or the Funds with any other investment company or trust or any personal holding company, or the acquisition of the assets of any such entity or another series of the Trust; (iii) any offer of exchange authorized by the Board of the Trustees; (iv) any sales of shares to Trustees and officers of the Trust or to Distributor or such other persons identified in the Prospectus; or (v) the issuance of such shares to a unit investment trust if such unit investment trust has elected to use shares as an underlying investment.

Independent Registered Public Accounting Firm

The firm of [ ], has been selected as independent registered public accounting firm for the Trust for the fiscal year ending September 30, 2013. [ ] will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting services as requested.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Subject to policies established by the Board of Trustees, the Adviser is responsible for the Funds’ portfolio decisions and the placing of the Funds’ portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

All decisions concerning the purchase and sale of securities and the allocation of brokerage commissions on behalf of the Funds are made by the Adviser. In selecting broker-dealers to use for such transactions, the Adviser will seek to achieve the best overall result for the Funds taking into

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consideration a range of factors that include not just price, but also the broker’s reliability, reputation in the industry, financial standing, infrastructure, research and execution services and ability to accommodate special transaction needs. The Adviser will use knowledge of the Funds’ circumstances and requirements to determine the factors that the Adviser takes into account for the purpose of providing the Funds with “best execution.”

In selecting qualified broker-dealers to execute brokerage transactions, the Adviser may consider broker-dealers who provide or procure for the Adviser brokerage or research services or products within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended. Such services and products may include fundamental research reports and technical and portfolio analyses. Certain of the brokerage and research services received may benefit some or all of the Adviser’s clients and accounts under the management of the Adviser and may not benefit directly the Funds. Broker-dealers who provide such services may receive a commission which is in excess of the amount of the commission another broker-dealer may have charged if in the judgment of the Adviser the higher commission is reasonable in relation to the value of the brokerage and research services rendered. All commissions paid, regardless of whether the executing broker-dealer provides research services, will generally be within a competitive range for full service brokers.

Because the Funds are new, it did not pay any brokerage commission in the last fiscal year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•

To persons providing services to the Funds who have a need to know such information in order to fulfill their obligations to the Funds, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law; or

•	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”).

The Funds disclose their portfolio holdings quarterly, in their annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian and on an as needed basis to other third parties providing services the Funds. The Adviser, Administrator, Transfer Agent, Fund Accounting Agent and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Funds, the Adviser, the Transfer Agent, the Funds Accounting Agent and the Custodian are prohibited from entering into any special or ad hoc arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the CCO. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed

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arrangement to the CCO, which will review the arrangement to determine (i) whether the arrangement is in the best interests of the Funds’ shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below), (iii) whether sufficient protections are in place to guard against personal trading based on the information, and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, or any affiliated person of the Funds or the Adviser. The CCO will provide to the Board of Trustees on a quarterly basis a report regarding all portfolio holdings information released on an ad hoc or special basis. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Fund’s portfolio holdings. The Trust’s CCO monitors compliance with these procedures, and reviews their effectiveness on an annual basis.

Information disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Funds Adviser, Transfer Agent, Fund Accounting Agent and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of nonpublic information about the Funds’ portfolio holding and the duty not to trade on the non-public information. The Trust believes that these are reasonable procedures to protect the confidentiality of the Funds’ portfolio holdings and will provide sufficient protection against personal trading based on the information.

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DETERMINATION OF SHARE PRICE

The price (NAV) of the shares of a Fund is determined at the close of trading of the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time (“ET”)/3:00 p.m. Central time (“CT”) except for the following days on which the share price of a Fund is not calculated: Saturdays and Sundays; U.S. national holidays including New Years’ Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and Singapore public holidays, including New Year’s Day , Chinese New Year , Good Friday , Labour Day , Vesak Day , Hari Raya Puasa , National Day , Hari Raya Haji , Deepavali and Christmas Day . For a description of the methods used to determine the NAV, see “Valuing the Funds’ Assets” in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when it is determined that such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When (i) market quotations are not readily available, (ii) the market quotation or the price provided by the pricing service does not accurately reflect the current market value, (iii) restricted or illiquid securities are being valued, or (iv) an event occurs after the close of trading (but prior to the time a Fund’s NAV is calculated) that materially affects fair value, securities are valued as determined in good faith by the , Fair Value Committee established by the Board of Trustees in conformity with policies adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fair Value Committee, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 61 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, unless it is determined that such practice does not approximate market value.

REDEMPTION IN-KIND

The Funds do not intend to redeem shares in any form except cash. However, if the amount redeemed is over the lesser of $250,000 or 1% of a Fund’s net assets, a Fund has the right to redeem shares by giving the redeeming shareholder the amount that exceeds the lesser of $250,000 or 1% of a Fund’s net assets in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund.

TAX CONSEQUENCES

The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Funds. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Funds or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

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The Funds intend to qualify each year as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Funds should not be subject to federal income or excise tax on its net investment income or net realized capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.

The Funds intend to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net realized capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net realized capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Funds.

To be treated as a regulated investment company under Subchapter M of the Code, the Funds must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of a Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of a Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which a Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund generally would not be liable for income tax on a Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from a Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of a Fund.

As a regulated investment company, a Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and net realized capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund’s ordinary income for the calendar year and at least 98.2% of its net realized capital gain (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to a Fund during the preceding calendar year. Under ordinary circumstances, a Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are invested in IRAs or other qualified retirement plans are exempt from income taxation under the Code.

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Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term realized capital loss) generally are taxable to shareholders as ordinary income. However, distributions by the Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meets certain holding period and other requirements. Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Trust have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum income tax rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.

Distributions of taxable net investment income and net realized capital gain will be taxable as described above, whether received in additional cash or shares. All distributions of taxable net investment income and net realized capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in the shareholder’s Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Under the Code, a Fund will be required to report to the Internal Revenue Service all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 28%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if a Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Shareholders should consult their tax advisers about the application of federal, state, local and foreign tax law in light of their particular situation.

Should additional series, or funds, be created by the Trustees, each Fund would be treated as a separate tax entity for federal income tax purposes.

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PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated responsibilities for decisions regarding proxy voting for securities held by a Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations. The Proxy Policy has been approved by the Board of Trustees. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Funds and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the best economic interests of a Fund and the Adviser’s interests will be resolved in a Fund’s favor pursuant to the Proxy Policy.

The Adviser’s proxy voting policies and procedures are attached as Appendix A.

MORE INFORMATION. Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the pertinent Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437 or 312-557-7902. Since the Funds have not commenced operations, there have been no proxy votes. In the future, information about how a Fund votes proxies relating to portfolio securities for each 12 month period ending June 30th will be available without charge, upon request, by calling the Trust at 855-233-0437 or 312-557-7902 and on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

The Funds’ audited financial statements will be incorporated by reference herein after each September 30th fiscal year end once the Funds commence operations.

30

APPENDIX A

Proxy Voting Policies and Procedures

31

PART C

OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a) Articles of Incorporation.

(i)	Copy of Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment dated March 25, 2011, is hereby incorporated by reference.

(ii)	Copy of Amendment No. 1 dated September 26, 2011 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(iii)	Copy of Amendment No. 2 dated March 13, 2012 to Registrant’s Declaration of Trust, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(iv)	Copy of Amendment No. 3 dated January 28, 2013 to Registrant’s Declaration of Trust is filed herewith.

(b) By-Laws.

(i)	Copy of Registrant’s By-Laws, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment dated March 25, 2011, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i)	Investment Advisory Contract between Registrant and Lion Global Investors Limited to be filed by amendment.

(e) Underwriting Contracts and Form of Distribution Agreement.

(i)	Underwriting Agreement among Registrant and BHIL Distributors to be filed by amendment.

(ii)	Form of Dealer’s Agreement to be filed by amendment.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement.

(i)	Custody Agreement between Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule B dated March 13, 2012 to the Custody Agreement between Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(h) Other Material Contracts.

(i)	Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(ii)	Copy of Amended Schedule A dated March 13, 2012 to the Transfer Agency and Service Agreement between the Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(iii)	Business Management and Governance Services Agreement between Registrant and Beacon Hill Fund Services, Inc., which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(iv)	Copy of Amended Schedule A dated March 13, 2012 to the Business Management and Governance Services Agreement between Registrant and Beacon Hill Fund Services, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, is hereby incorporated by reference.

(v)	Copy of Expense Limitation Agreement to be filed by amendment.

(vi)	Fund Administration and Accounting Services Agreement between Registrant and The Northern Trust Company, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(i) Legal Opinion and Consent to be filed by amendment.

(j) Other Opinions. Auditor’s consent to be filed by amendment.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(m) Rule 12b-1 Plan: To be filed by amendment.

(n) Rule 18f-3 Plan: To be filed by amendment.

(o) Reserved.

(p) Code of Ethics.

(i)	Code of Ethics of the Registrant. Copy of Registrant’s Code of Ethics, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(ii)	Code of Ethics of the Distributor. BHIL Distributors, Inc., and Beacon Hill Fund Services, Inc., Code of Ethics, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No.1 dated September 7, 2011, is hereby incorporated by reference.

(iii)	Code of Ethics of the Adviser. Lion Global Investors Limited Code of Ethics to be filed by amendment.

(q) Powers of Attorney. Copy of the Powers of Attorney dated December 11, 2012, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No.2 dated January 10, 2013, are hereby incorporated by reference.

Item 29. Control Persons. None.

Item 30. Indemnification.

Reference is made to Article VI of the Registrant’s Agreement and Declaration of Trust which is included. The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31. Activities of Investment Adviser.

Lion Global Investors Limited, 65 Chulia Street, #18-01 OCBC Centre, Singapore 049513, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-72993. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32. Principal Underwriter.

BHIL Distributors, Inc. (the “Underwriter”), 4041 N. High Street, Suite 402, Columbus OH 43214, is underwriter and distributor for the Registrant. As such, the Underwriter offers shares of the Fund only upon orders received therefor. The Fund continuously offers shares. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority or “FINRA”. The Underwriter is an indirect, wholly-owned subsidiary of Diamond Hill Investment Group.

(a) Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

Diamond Hill Funds

Praxis Mutual Funds

Cook & Bynum Fund

Boston Trust and the Walden Funds

(b) The Directors and Officers of the Underwriter are as follows:

Name	Address	Position with the Distributor	Position and Offices with Registrant

Brenda J. Bitterman	4041 N. High Street, Suite 402 Columbus, OH 43214	President	None

James F. Laird, Jr.	325 John H. McConnell Blvd. Suite 200, Columbus, OH 43215	Chief Financial Officer, Secretary Treasurer and Director	None

Dina A. Tantra	4041 N. High Street, Suite 402 Columbus, OH 43214	Chief Compliance Officer	President/Trustee

(c) Not applicable.

Item 33. Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 4041 N. High Street, Suite 402, Columbus, OH 43214 and/or by the Registrant’s transfer agent, fund accounting agent and custodian, The Northern Trust Company, 50 LaSalle St., Chicago, IL 60603 and the Registrant’s legal administration service provider, Beacon Hill Fund Services, Inc., 4041 N. High Street, Suite 402, Columbus, Ohio 43214.

Item 34. Management Services. Not applicable.

Item 35. Undertakings. None

The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post- Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 6th day of February, 2013.

Advisers Investment Trust

By:	/s/ Dina A. Tantra
Dina A. Tantra, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dina A. Tantra Dina A. Tantra	Trustee and President (Principal Executive Officer)	February 6, 2013

D’Ray R. Moore D’Ray R. Moore*	Trustee	February 6, 2013

Steven R. Sutermeister Steven R. Sutermeister*	Trustee	February 6, 2013

Michael M. Van Buskirk Michael M. Van Buskirk*	Trustee	February 6, 2013

/s/ Troy A. Sheets Troy Sheets	Treasurer (Principal Financial Officer)	February 6, 2013

By:	/s/Dina A. Tantra
Dina A. Tantra, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

1.	Amendment No.3 to Declaration of Trust	Ex. 28.a.iv